UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  1/31

Date of reporting period: 10/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2010 (Unaudited)

DWS Core Plus Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 32.4%
Consumer Discretionary 5.6%
AMC Entertainment, Inc., 8.75%, 6/1/2019		2,800,000	2,999,500
CBS Corp., 5.9%, 10/15/2040		1,375,000	1,331,769
Comcast Corp., 5.15%, 3/1/2020		800,000	879,890
DirecTV Holdings LLC, 6.35%, 3/15/2040		1,892,000	2,019,082
Discovery Communications LLC, 5.05%, 6/1/2020		2,100,000	2,312,583
Home Depot, Inc.:
5.4%, 9/15/2040		905,000	881,369
5.875%, 12/16/2036		95,000	98,689
MGM Resorts International, 144A, 9.0%, 3/15/2020		1,750,000	1,914,062
NBC Universal, Inc., 144A, 5.95%, 4/1/2041		1,300,000	1,327,647
Norcraft Companies LP, 10.5%, 12/15/2015		350,000	373,625
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (b)		2,500,000	2,725,000
Time Warner, Inc.:
6.2%, 3/15/2040		900,000	969,525
7.625%, 4/15/2031		900,000	1,095,555
Yum! Brands, Inc.:
3.875%, 11/1/2020		1,090,000	1,090,314
5.3%, 9/15/2019		310,000	345,205

			20,363,815
Consumer Staples 2.6%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		2,000,000	2,586,312
CVS Caremark Corp.:
6.125%, 9/15/2039		1,200,000	1,293,174
6.25%, 6/1/2027		1,027,000	1,143,346
Kraft Foods, Inc., 5.375%, 2/10/2020		3,380,000	3,786,834
Kroger Co., 5.4%, 7/15/2040		765,000	759,333

			9,568,999
Energy 4.1%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		2,000,000	2,648,666
Enterprise Products Operating LLC, 6.125%, 10/15/2039		1,190,000	1,257,747
Kinder Morgan Energy Partners LP, 6.5%, 9/1/2039		1,500,000	1,591,392
ONEOK Partners LP, 6.15%, 10/1/2016		1,205,000	1,409,023
Plains All American Pipeline LP, 8.75%, 5/1/2019		3,000,000	3,830,772
Reliance Holdings USA, Inc., 144A, 4.5%, 10/19/2020		2,150,000	2,097,699
Weatherford International Ltd., 5.125%, 9/15/2020		1,900,000	1,989,080

			14,824,379
Financials 11.6%
Allied Irish Banks PLC, 12.5%, 6/25/2019	EUR	1,000,000	1,217,968
American Express Co., 7.0%, 3/19/2018		2,723,000	3,270,732
Bank of America Corp.:
5.625%, 7/1/2020		1,000,000	1,036,939
5.75%, 12/1/2017		1,505,000	1,595,088
Citigroup, Inc., 5.375%, 8/9/2020		3,350,000	3,525,771
Covidien International Finance SA, 4.2%, 6/15/2020		1,950,000	2,064,836
Discover Bank, 8.7%, 11/18/2019		1,900,000	2,299,407
Fifth Third Bancorp., 5.45%, 1/15/2017		1,510,000	1,603,307
Ford Motor Credit Co., LLC, 8.0%, 6/1/2014		3,525,000	3,946,555
Governor & Co. of the Bank of Ireland, 10.0%, 2/12/2020	EUR	1,000,000	1,322,210
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		810,000	714,970
JPMorgan Chase & Co., 5.125%, 9/15/2014		3,500,000	3,838,254
KazMunaiGaz Finance Sub BV, Series 1, REG S, 8.375%, 7/2/2013		210,000	230,738
KeyBank NA, 5.7%, 11/1/2017		950,000	1,006,923
Lincoln National Corp., 8.75%, 7/1/2019		1,200,000	1,547,352
MetLife, Inc., Series A, 6.817%, 8/15/2018		1,100,000	1,326,458
Morgan Stanley:
3.45%, 11/2/2015 (c)		425,000	427,331
Series F, 6.625%, 4/1/2018		1,000,000	1,123,231
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014		900,000	986,891
Qtel International Finance Ltd., 144A, 5.0%, 10/19/2025		2,335,000	2,254,552
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	3,767,687	124,583
Santander US Debt SA Unipersonal, 144A, 3.781%, 10/7/2015		2,900,000	2,916,672
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		1,950,000	2,167,056
Toll Brothers Finance Corp., 8.91%, 10/15/2017		950,000	1,124,928
Travelers Companies, Inc., 5.35%, 11/1/2040		680,000	686,099

			42,358,851
Health Care 1.9%
Express Scripts, Inc.:
6.25%, 6/15/2014		1,040,000	1,198,750
7.25%, 6/15/2019		1,515,000	1,890,868
HCA, Inc., 9.25%, 11/15/2016		1,510,000	1,634,575
Medco Health Solutions, Inc., 7.25%, 8/15/2013		2,000,000	2,311,148

			7,035,341
Industrials 1.2%
CSX Corp.:
6.15%, 5/1/2037		1,000,000	1,085,687
6.25%, 3/15/2018		1,920,000	2,274,461
Raytheon Co., 3.125%, 10/15/2020		920,000	902,602

			4,262,750
Materials 1.2%
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	1,093,655
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		1,750,000	2,207,467
Exopack Holding Corp., 11.25%, 2/1/2014		980,000	1,019,200

			4,320,322
Telecommunication Services 3.1%
American Tower Corp., 5.05%, 9/1/2020		2,750,000	2,871,033
Crown Castle Towers LLC, 144A, 4.883%, 8/15/2020		800,000	815,009
Frontier Communications Corp., 8.125%, 10/1/2018		2,750,000	3,135,000
Qwest Communications International, Inc., 8.0%, 10/1/2015		2,500,000	2,718,750
Windstream Corp., 8.625%, 8/1/2016		1,700,000	1,806,250

			11,346,042
Utilities 1.1%
DTE Energy Co., 7.625%, 5/15/2014		420,000	499,379
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		83,412	70,714
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		1,169,000	1,176,662
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		300,000	355,399
Sempra Energy, 6.5%, 6/1/2016		1,700,000	2,050,761

			4,152,915

Total Corporate Bonds (Cost $109,894,719)			118,233,414
Mortgage-Backed Securities Pass-Throughs 33.4%
Federal Home Loan Mortgage Corp.:
5.371% **, 9/1/2038		673,352	708,478
7.0%, 1/1/2038		396,228	441,810
Federal National Mortgage Association:
3.5%, 5/1/2025 (c)		14,250,000	14,746,524
3.579% **, 8/1/2037		592,381	619,406
4.0%, with various maturities from 6/1/2039 until 9/1/2040 (c)		44,455,725	45,857,353
5.0%, 8/1/2020		748,429	804,444
5.383% **, 1/1/2038		1,062,945	1,127,212
5.5%, with various maturities from 12/1/2032 until 9/1/2036 (c)		20,352,604	21,949,865
6.0%, with various maturities from 9/1/2035 until 2/1/2037 (b) (c)		15,272,272	16,607,616
6.5%, with various maturities from 9/1/2016 until 9/1/2034 (c)		5,673,929	6,257,116
7.0%, 4/1/2038		553,602	616,791
8.0%, 9/1/2015		229,265	249,477
Government National Mortgage Association:
4.5%, 6/1/2039 (c)		3,700,000	3,923,445
5.0%, 4/1/2038 (c)		3,700,000	3,972,875
5.5%, 4/1/2036 (c)		3,700,000	4,014,500

Total Mortgage-Backed Securities Pass-Throughs (Cost $119,779,675)			121,896,912
Asset-Backed 0.8%
Automobile Receivables 0.4%
Ford Credit Auto Owner Trust, "A3", Series 2009-B, 2.79%, 8/15/2013		1,598,502	1,623,606
Credit Card Receivables 0.4%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.356% **, 5/16/2016		1,400,000	1,418,421

Total Asset-Backed (Cost $3,049,025)			3,042,027
Commercial Mortgage-Backed Securities 6.4%
Banc of America Commercial Mortgage, Inc.:
"H", Series 2007-3, 144A, 5.837% **, 6/10/2049		1,875,000	138,750
"A4", Series 2007-4, 5.933% **, 2/10/2051		1,600,000	1,715,895
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050		4,074,000	4,368,968
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2006-CD2, 5.348% **, 1/15/2046		4,400,000	4,758,220
JPMorgan Chase Commercial Mortgage Securities Corp.:
"F", Series 2007-LD11, 5.817% **, 6/15/2049		1,660,000	128,310
"H", Series 2007-LD11, 144A, 5.817% **, 6/15/2049		2,910,000	138,225
"J", Series 2007-LD11, 144A, 5.817% **, 6/15/2049 *		1,000,000	29,500
"K", Series 2007-LD11, 144A, 5.817% **, 6/15/2049 *		2,380,000	20,230
"A4", Series 2006-LDP7, 5.872% **, 4/15/2045		3,750,000	4,160,660
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		1,700,000	1,822,140
"A4", Series 2007-C6, 5.858% **, 7/15/2040		3,700,000	3,934,276
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.826% **, 6/12/2050		1,810,000	1,979,916

Total Commercial Mortgage-Backed Securities (Cost $28,852,755)			23,195,090
Collateralized Mortgage Obligations 1.9%
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		450,560	289,872
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.805% **, 2/25/2048		4,757,739	4,766,931
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.706% **, 10/7/2020		1,900,000	1,900,000

Total Collateralized Mortgage Obligations (Cost $7,087,324)			6,956,803
Government & Agency Obligations 28.2%
Sovereign Bonds 6.2%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020	EUR	1,650,000	2,256,512
Republic of Argentina:
GDP Linked Note, 12/15/2035 (d)		1,540,000	161,307
8.28%, 12/31/2033		1,670,275	1,584,256
Republic of Egypt:
REG S, 8.75%, 7/18/2012	EGP	100,000	17,059
9.1%, 9/20/2012	EGP	850,000	147,418
Republic of El Salvador, REG S, 8.25%, 4/10/2032		150,000	177,937
Republic of Ghana, REG S, 8.5%, 10/4/2017		230,000	263,350
Republic of Indonesia, REG S, 8.5%, 10/12/2035		670,000	969,825
Republic of Lithuania, REG S, 5.125%, 9/14/2017		675,000	690,187
Republic of Panama:
5.2%, 1/30/2020		1,000,000	1,135,000
7.125%, 1/29/2026		330,000	429,000
7.25%, 3/15/2015		300,000	363,000
8.875%, 9/30/2027		100,000	149,250
Republic of Peru, 7.125%, 3/30/2019		1,900,000	2,413,000
Republic of Philippines, 7.75%, 1/14/2031		100,000	132,000
Republic of Poland, 6.375%, 7/15/2019		1,545,000	1,867,071
Republic of Serbia, REG S, 6.75%, 11/1/2024		1,740,000	1,722,600
Republic of Sri Lanka, 144A, 6.25%, 10/4/2020		2,000,000	2,077,500
Russian Federation:
144A, 5.0%, 4/29/2020		6,000,000	6,246,000
REG S, 7.5%, 3/31/2030		44,750	53,696

			22,855,968
US Government Sponsored Agency 1.0%
Federal National Mortgage Association, 6.625%, 11/15/2030		2,715,000	3,632,130
US Treasury Obligations 21.0%
US Treasury Bill, 0.185% ***, 3/17/2011 (e)		2,563,000	2,561,693
US Treasury Bonds:
3.5%, 2/15/2039 (b)		5,000,000	4,578,125
5.375%, 2/15/2031 (b)		2,000,000	2,485,000
US Treasury Notes:
1.75%, 1/31/2014 (b)		61,000,000	63,268,468
3.625%, 2/15/2020		3,300,000	3,602,930

			76,496,216

Total Government & Agency Obligations (Cost $99,224,448)			102,984,314
Loan Participations and Assignments 0.3%
Sovereign Loans
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		120,000	121,200
Gazprom, 144A, 8.125%, 7/31/2014		705,000	801,056
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		255,000	288,150

Total Loan Participations and Assignments (Cost $1,081,930)			1,210,406
Municipal Bonds and Notes 5.2%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		950,000	929,793
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (f)		3,325,000	2,576,044
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		2,970,000	2,964,832
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		3,750,000	3,795,600
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (f)		915,000	934,005
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority, Build America Bonds, Series B, 6.731%, 7/1/2043		1,200,000	1,252,812
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	2,797,819
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	967,871
4.875%, 9/15/2017		315,000	345,558
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (f)		2,265,000	2,320,017

Total Municipal Bonds and Notes (Cost $18,785,080)			18,884,351

	Shares	Value ($)
Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $77,000)	3,500	87,920
Securities Lending Collateral 20.9%
Daily Assets Fund Institutional, 0.26% (g) (h) (Cost $76,232,457)	76,232,457	76,232,457
Cash Equivalents 14.4%
Central Cash Management Fund, 0.20% (g) (Cost $52,343,695)	52,343,695	52,343,695

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $516,408,108) †	143.9	525,067,389
Other Assets and Liabilities, Net	(43.9)	(160,193,197)

Net Assets	100.0	364,874,192

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
These securities are shown at their current rate as of October 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $516,714,273.  At October 31, 2010, net unrealized appreciation for all securities based on tax cost was $8,353,116.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,383,212 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,030,096.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2010 amounted to $74,386,172 which is 20.4% of net assets.
(c)	When-issued or delayed delivery security included.
(d)
Security is linked to Argentine Republic Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(e)	At October 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.7
Assured Guaranty Municipal Corp.	0.4

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
GDP: Gross Domestic Product
NCUA: National Credit Union Administration
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At October 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	12/20/2010	80	9,915,482	162,369
Australian Dollar Currency	USD	12/13/2010	75	7,306,500	59,670
Total unrealized appreciation					222,039

At October 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	12/21/2010	390	49,249,688	(296,406)
2 Year US Treasury Note	USD	12/31/2010	150	32,997,656	(145,313)
30 Year US Treasury Bond	USD	12/21/2010	120	15,712,500	(132,813)
British Pound Currency	USD	12/13/2010	74	7,406,013	(68,450)
Federal Republic of Germany Euro-Bund	EUR	12/8/2010	40	7,194,493	100,210
Japanese Yen Currency	USD	12/13/2010	32	4,971,600	(222,075)
Total net unrealized depreciation					(764,847)

As of October 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

RUB	8,400,000	USD	272,546	11/12/2010	476	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	3,650,000	USD	5,062,569	11/12/2010	(16,786)	HSBC Bank USA

Currency Abbreviations

CAD	Canadian Dollar	RUB	Russian Ruble
EGP	Egyptian Pound	USD	United States Dollar
EUR	Euro

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October, 31 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$118,233,414	$—	$118,233,414
Mortgage-Backed Securities Pass-Throughs	—	121,896,912	—	121,896,912
Asset-Backed	—	3,042,027	—	3,042,027
Commercial Mortgage-Backed Securities	—	23,195,090	—	23,195,090
Collateralized Mortgage Obligations	—	5,056,803	1,900,000	6,956,803
Government & Agency Obligations	—	100,422,621	—	100,422,621
Loan Participations and Assignments	—	1,210,406	—	1,210,406
Municipal Bonds and Notes	—	18,884,351	—	18,884,351
Preferred Stock	87,920	—	—	87,920
Short-Term Investments(i)	128,576,152	2,561,693	—	131,137,845
Derivatives(j)	—	476	—	476
Total	$128,664,072	$394,503,793	$1,900,000	$525,067,865
Liabilities
Derivatives(j)	$(542,808)	$(16,786)	$—	$(559,594)
Total	$(542,808)	$(16,786)	$—	$(559,594)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended October 31, 2010.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Collateralized Mortgage Obligations	Government & Agency Obligations		Total
Balance as of January 31, 2010	$—	$173,090		$173,090
Realized gain (loss)	—	—		—
Change in unrealized appreciation (depreciation)	0	—		0
Amortization premium/discount	—	—		—
Net purchases (sales)	1,900,000	—		1,900,000
Transfers into Level 3	—	—		—
Transfers (out) of Level 3	—	(173,090	)(k)	(173,090)
Balance as of October 31, 2010	$1,900,000	$—		$1,900,000
Net change in unrealized appreciation (depreciation) from investments still held at October 31, 2010	$0	$—		$0

Transfers between price levels are recognized at the beginning of the reporting period.
(k)	The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(230,855)	$(16,310)
Interest Rate Contracts	$(311,953)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 17, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 17, 2010